Basis of Presentation and Basis of Consolidation - Basis of Presentation (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial risk management
Cash, restricted cash and cash equivalents		$ 123,175	$ 216,647		$ 184,472
Restricted cash		28,323
Profit (loss) from operating activities		(355,586)	99,074	[1]	41,199	[1]
Profit (loss)		$ (285,640)	$ 24,573	[1]	$ (5,822)	[1]
Grupo Villar Mir, S.A.U.
Financial risk management
Ownership interest as a percentage	53.90%	54.00%
Senior Notes due 2022
Financial risk management
Redemption price of notes at change of control	101.00%	101.00%
Minimum
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control		35.00%

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.